Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	Global Ship Lease, Inc.
Entity Central Index Key	0001430725
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity Address, Country	MH
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Title of 12(b) Security	Class A Common Shares, par value of $0.01 per share, Depositary Shares, par value $0.01 per share
Trading Symbol	GSL
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Entity Common Shares, Shares Outstanding	17,556,738
Common Class B [Member]
Document Information [Line Items]
Entity Common Shares, Shares Outstanding	0